Long-Term Debt - Other - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019 USD ($) term_loan credit_facility	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) term_loan credit_facility	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,840,070		$ 1,840,070		$ 1,987,558
Weighted-average interest rate for the Partnership's long-term debt outstanding	4.23%		4.23%		4.44%
Foreign exchange gains (losses)	$ 2,879	$ 1,445	$ (5,095)	$ 8,615
Line of credit facility, borrowing capacity, reduction for remainder of year	40,000		40,000
Line of credit facility, borrowing capacity, reduction in year two	572,900		572,900
Line of credit facility, borrowing capacity, reduction in year three	403,900		403,900
Line of credit facility, borrowing capacity, reduction in year four	90,700		90,700
Line of credit facility, borrowing capacity, reduction in year five	205,400		205,400
Aggregate annual long-term debt principal repayments, thereafter	$ 527,200		$ 527,200
Number of loan facilities | term_loan	7		7
Long-term debt	$ 1,827,851		$ 1,827,851		$ 1,969,776
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Other U.S. Dollar-denominated Loans
Debt Instrument [Line Items]
Carrying amount of debt	3,300		$ 3,300		3,300
Long-term Debt
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,139,209		$ 1,139,209		$ 1,212,504
Long-term Debt | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.11%		4.11%
Long-term Debt | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.41%		4.41%
Long-term Debt | LIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Long-term Debt | LIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios
Debt Instrument [Line Items]
Number of loan facilities | credit_facility	3		3
Long-term debt	$ 411,100		$ 411,100
Teekay Nakilat Joint Venture
Debt Instrument [Line Items]
Percentage of ownership interest			70.00%
Joint venture co-owned noncontrolling interest percentage	30.00%		30.00%
Teekay Nakilat Joint Venture Loan | LIBOR
Debt Instrument [Line Items]
Variable interest rate on debt			1.00%
Long Term Debt 1 [Member] | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	191.00%		191.00%
Long Term Debt 1 [Member] | Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	115.00%		115.00%
Long Term Debt 2 [Member] | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	137.00%		137.00%
Long Term Debt 2 [Member] | Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	120.00%		120.00%
Long Term Debt 3 [Member] | Vessel
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	185.00%		185.00%
Long Term Debt 3 [Member] | Require Minimum Vessel Value To Outstanding Loan Principal Balance Ratios
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan Principal balance	135.00%		135.00%